Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Organization

Peoples Bancorp of North Carolina, Inc. (the “Company”) has served as the holding company to Peoples Bank (the “Bank”) since 1999. The Company is primarily regulated by the Board of Governors of the Federal Reserve System, and serves as the one-bank holding company for the Bank.

The Bank commenced business in 1912 upon receipt of its banking charter from the North Carolina Commissioner of Banks (the “Commissioner”). The Bank is primarily regulated by the Commissioner and the Federal Deposit Insurance Corporation (the “FDIC”) and undergoes periodic examinations by these regulatory agencies. The Bank, whose main office is in Newton, North Carolina, provides a full range of commercial and consumer banking services primarily in Catawba, Alexander, Lincoln, Mecklenburg, Iredell and Wake counties in North Carolina.

Peoples Investment Services, Inc. (“PIS”) is a wholly owned subsidiary of the Bank and began operations in 1996 to provide investment and trust services through agreements with an outside party.

Real Estate Advisory Services, Inc. (“REAS”) is a wholly owned subsidiary of the Bank and began operations in 1997 to provide real estate appraisal and property management services to individuals and commercial customers of the Bank.

Community Bank Real Estate Solutions, LLC (“CBRES”) is a wholly owned subsidiary of the Bank and began operations in 2009 as a “clearing house” for appraisal services for community banks. Other banks are able to contract with CBRES to find and engage appropriate appraisal companies. In 2019, the Company launched PB Insurance Agency, which operated as a division of CBRES, until it was discontinued in 2022.

PB Real Estate Holdings, LLC (“PBREH”) is a wholly owned subsidiary of the Bank and began operation in 2015. PBREH acquires, manages and disposes of real property, other collateral and other assets obtained in the ordinary course of collecting debts previously contracted.

The Bank operates three banking offices focused on the Latino population that were formerly operated as a separate division of the Bank under the name Banco de la Gente (“Banco”). These offices, which offer the same banking services as our other branches offer, now operate under the same name as our other offices; however, we continue to separately categorize mortgage loans originated from these offices.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiary, the Bank, along with the Bank’s wholly owned subsidiaries, PIS, REAS, CBRES and PBREH. All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

The accounting principles followed by the Company, and the methods of applying these principles, conform with accounting principles generally accepted in the United States of America (“GAAP”) and with general practices in the banking industry. In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ significantly from these estimates. Material estimates common to the banking industry that are particularly susceptible to significant change in the near term include, but are not limited to, the determination of the allowance for credit losses and valuation of real estate acquired in connection with or in lieu of foreclosure on loans.

Business Segments

Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by management in deciding how to allocate resources and in assessing performance. Management has determined that the Company has two significant operating segment: Banking Operations and CBRES, as discussed more fully in Note 16. In determining the appropriateness of segment definition, the Company considers the criteria of ASC 280, Segment Reporting.

Cash and Cash Equivalents	Cash, due from banks, interest-bearing deposits and federal funds sold are considered cash and cash equivalents (original maturity date less than 90 days) for cash flow reporting purposes.
Investment Securities

The Company uses three classifications for its investment securities: trading, available for sale, or held to maturity. Trading securities are bought and held principally for sale in the near term. Held to maturity securities are those securities for which the Company has the ability and intent to hold until maturity. All other securities not included in trading or held to maturity are classified as available for sale. At December 31, 2023 and 2022, the Company classified all of its investment securities as available for sale.

Available for sale securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, are excluded from earnings and are reported as a separate component of shareholders’ equity until realized.

Management evaluates investment securities for credit losses on a quarterly basis. A decline in the market value of any investment below cost that is deemed a credit loss is charged to earnings for the decline in value deemed to be credit related and a new cost basis in the security is established. The decline in value attributed to non-credit related factors is recognized in comprehensive income.

Premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Realized gains and losses for securities classified as available for sale are included in earnings and are derived using the specific identification method for determining the cost of securities sold.

Other Investments	Other investments include equity securities with no readily determinable fair value. These investments are carried at cost.
Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity are reported at the principal amount outstanding, net of the allowance for credit losses. Interest on loans is calculated by using the simple interest method on daily balances of the principal amount outstanding. The recognition of certain loan origination fee income and certain loan origination costs is deferred when such loans are originated and amortized over the life of the loan.

Accrual of interest is discontinued on a loan when management believes, after considering economic conditions and collection efforts, that the borrower’s financial condition is such that collection of interest is doubtful. Interest previously accrued but not collected is reversed against current period earnings.

Allowance for Credit Losses (ACL)

The allowance for credit losses reflects management’s assessment and estimate of the risks associated with extending credit and its evaluation of the quality of the loan portfolio. The Bank periodically analyzes the loan portfolio in an effort to review asset quality and to establish an allowance that management believes will be adequate in light of anticipated risks and credit losses. In assessing the adequacy of the allowance, size, quality and risk of loans in the portfolio are reviewed.

The allowance for credit losses on loans is a valuation account that is deducted from the loans' amortized cost basis to present the net amount expected to be collected on the loans. Loans are charged off against the allowance when management believes the uncollectibility of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously charged-off and expected to be charged-off. Accrued interest receivable is excluded from the estimate of credit losses. The allowance for credit losses represents management’s estimate of lifetime credit losses inherent in loans as of December 31, 2023. The allowance for credit losses is estimated by management using relevant available information, from both internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The Company measures expected credit losses for loans on a pooled basis when similar risk characteristics exist. The Company calculates the allowance for credit losses using a WARM methodology.

Additionally, the allowance for credit losses calculation includes subjective adjustments for qualitative risk factors that are likely to cause estimated credit losses to differ from historical experience. These qualitative adjustments may increase or reduce reserve levels and include adjustments for: local, state and national economic outlook; levels and trends of delinquencies; trends in volume, mix and size of loans; seasoning of the loan portfolio; experience of staff; concentrations of credit; and interest rate risk.

Loans that do not share risk characteristics are evaluated on an individual basis. When management determines that foreclosure is probable or when the borrower is experiencing financial difficulty and repayment is expected to be provided substantially through the operation or sale of collateral. To identify loans for individual analysis, management reviews all loans over $250,000 with a risk grade of 5 or 6, including loans modified due to the financial stress of the borrower, and other loans with significantly different characteristics from the established pools for potential loss rates that could result in additional provisioning that would be greater than internally established materiality thresholds.

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit issued to meet customer financing needs. The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for off-balance sheet loan commitments is represented by the contractual amount of those instruments. Such financial instruments are recorded when they are funded.

The Company records an allowance for credit losses on off-balance sheet credit exposures, unless the commitments to extend credit are unconditionally cancelable. The allowance for credit losses on off-balance sheet credit exposures is estimated by loan segment at each balance sheet date under the current expected credit loss model using the same methodologies as portfolio loans, taking into consideration the likelihood that funding will occur as well as any third-party guarantees. The allowance for unfunded commitments is included in other liabilities on the Company’s consolidated balance sheets.

Management uses several measures to assess and monitor the credit risks in the loan portfolio, including a loan grading system that begins upon loan origination and continues until the loan is collected or collectability becomes doubtful. Upon loan origination, the Bank’s originating loan officer evaluates the quality of the loan and assigns one of eight risk grades. The loan officer monitors the loan’s performance and credit quality and makes changes to the credit grade as conditions warrant. When originated or renewed, all loans over a certain dollar amount receive in-depth reviews and risk assessments by the Bank’s Credit Administration. Before making any changes in these risk grades, management considers assessments as determined by the third-party credit review firm (as described below), regulatory examiners and the Bank’s Credit Administration. Any issues regarding the risk assessments are addressed by the Bank’s senior credit administrators and factored into management’s decision to originate or renew the loan. The Bank Board reviews, on a monthly basis, an analysis of the Bank’s reserves relative to the range of reserves estimated by the Bank’s Credit Administration.

As an additional measure, the Bank engages an independent third party to review the underwriting, documentation and risk grading analyses. This independent third party reviews and evaluates loan relationships greater than or equal to $1.5 million as well as a periodic sample of commercial relationships with exposures below $1.5 million, excluding loans in default, and loans in process of litigation or liquidation. The third party’s evaluation and report is shared with management and the Bank Board.

Management uses the information developed from the procedures described above in evaluating and grading the loan portfolio. This continual grading process is used to monitor the credit quality of the loan portfolio and to assist management in estimating the allowance. The provision for credit losses charged or credited to earnings is based upon management’s judgment of the amount necessary to maintain the allowance at a level appropriate to absorb probable incurred losses in the loan portfolio at the balance sheet date. The amount each quarter is dependent upon many factors, including growth and changes in the composition of the loan portfolio, net charge-offs, delinquencies, management’s assessment of loan portfolio quality, the value of collateral, and other macro-economic factors and trends. The evaluation of these factors is performed quarterly by management through an analysis of the appropriateness of the allowance. Two loans, totaling $432,000, were individually evaluated as of December 31, 2023.

Since the adoption of CECL on January 1, 2023, the allowance for credit losses represents management’s estimate of credit losses for the remaining estimated life of the Bank’s financial assets, including loan receivables and some off-balance sheet credit exposures. Estimating the amount of the allowance for credit losses requires significant judgment and the use of estimates related to historical experience, current conditions, reasonable and supportable forecasts, and the value of collateral on collateral-dependent loans. The loan portfolio also represents the largest asset type on our consolidated balance sheet. Loan losses are charged against the allowance, while recoveries of amounts previously charged off are credited to the allowance. A provision for credit losses is charged to operations based on management’s periodic evaluation of the factors previously mentioned, as well as other pertinent factors.

There are many factors affecting the allowance for credit losses; some are quantitative while others require qualitative judgment. Although management believes its process for determining the allowance adequately considers all the potential factors that could potentially result in credit losses, the process includes subjective elements and is susceptible to significant change. To the extent actual outcomes differ from management estimates, additional provision for credit losses could be required that could adversely affect our earnings or financial position in future periods.

Beginning December 31, 2012, certain mortgage loans from the former Banco division of the Bank were, prior to the adoption of CECL, analyzed separately from other single-family residential loans in the Bank’s loan portfolio. These loans are first mortgage loans made to the Latino market, primarily in Mecklenburg, North Carolina and surrounding counties. These loans are non-traditional mortgages in that the customer normally did not have a credit history, so all credit information was accumulated by the loan officers. These loans are included in the single-family residential loan pool in the Company’s CECL model.

Various regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance. Such agencies may require adjustments to the allowance based on their judgments of information available to them at the time of their examinations. Management believes it has established the allowance for credit losses pursuant to CECL, and has taken into account the views of its regulators and the current economic environment. Management considers the allowance adequate to cover the estimated losses inherent in the Bank’s loan portfolio as of the date of the financial statements. Although management uses the best information available to make evaluations, significant future additions to the allowance may be necessary based on changes in economic and other conditions, thus adversely affecting the operating results of the Company.

Mortgage Banking Activities

Mortgage banking income represents income from the sale of mortgage loans and fees received from borrowers and loan investors related to the Bank’s origination of single-family residential mortgage loans.

Mortgage loans serviced for others are not included in the accompanying balance sheets. The unpaid principal balances of mortgage loans serviced for others was approximately $244,000, $285,000 and $351,000 at December 31, 2023, 2022 and 2021, respectively. Mortgage servicing rights related to these loans are immaterial for all periods presented.

The Bank originates certain fixed rate mortgage loans and commits these loans for sale. The commitments to originate fixed rate mortgage loans and the commitments to sell these loans to a third party are both derivative contracts. The fair value of these derivative contracts is immaterial and has no effect on the recorded amounts in the financial statements.

Mortgage loans held for sale are carried at the lower of aggregate cost or market value. The cost of mortgage loans held for sale approximates the market value.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the assets. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any gain or loss is reflected in earnings for that period. The cost of maintenance and repairs that do not improve or extend the useful life of the respective asset is charged to earnings as incurred, whereas significant renewals and improvements are capitalized. The range of estimated useful lives for premises and equipment are generally as follows:

Buildings and improvements	10 - 50 years
Furniture and equipment	3 - 10 years

Other Real Estate

Foreclosed assets include all assets received in full or partial satisfaction of a loan. Foreclosed assets are reported at fair value less estimated selling costs. Any write-downs at the time of foreclosure are charged to the allowance. Subsequent to foreclosure, valuations are periodically performed by management, and a valuation allowance is established if fair value less estimated selling costs declines below carrying value. Costs relating to the development and improvement of the property are capitalized. Revenues and expenses from operations are included in other expenses. Changes in the valuation allowance are included in loss on sale and write-down of other real estate.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that the realization of such benefits is more likely than not to occur. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities results in a deferred tax asset, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some portion or all of the deferred tax asset will not be realized. In assessing the realizability of a deferred tax asset, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies.

Tax effects from an uncertain tax position can be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more likely than not recognition threshold is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Previously recognized tax positions that no longer meet the more likely than not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met. The Company assessed the impact of this guidance and determined that it did not have a material impact on the Company’s financial position, results of operations or disclosures.

Revenue Recognition

The majority of the Company’s revenue is derived primarily from interest income from receivables (loans) and securities. Other revenues are derived from fees received in connection with deposit accounts, investment advisory, and appraisal services. Through the Company’s wholly-owned subsidiary, PIS, the Company contracts with a registered investment advisor to perform investment advisory services on behalf of the Company’s customers. The Company receives commissions from this third party investment advisor based on the volume of business that the Company’s customers do with such investment advisor. The Company utilizes third parties to contract with the Company’s customers to perform debit and credit card clearing services. These third parties pay the Company commissions based on the volume of transactions that they process on behalf of the Company’s customers. Through the Company’s wholly-owned subsidiary, REAS, the Company provides property appraisal services for negotiated fee amounts on a per appraisal basis. Through the Company’s wholly-owned subsidiary, CBRES, the Company provides appraisal management services. Appraisal management fee income and expense from CBRES are reported on separate line items under non-interest income and non-interest expense. None of the Company’s revenue is derived from contracts in which services are transferred over time. Revenue is recognized as the services are provided to customers. The Company has no contracts in which customers are billed in advance for services to be performed. There are no significant financing components in the Company’s contracts. Excluding deposit and appraisal service revenues which are primarily billed at a point in time as a fee for services incurred, all other contracts contain variable consideration in that fees earned are derived from market values of accounts which determine the amount of consideration to which the Company is entitled. The variability is resolved when the services are provided. The contracts do not include obligations for returns, refunds, or warranties. The contracts are specific to the amounts owed to the Company for services performed during a period should the contracts be terminated. All of the Company’s contracts create performance obligations that are satisfied at a point in time excluding some immaterial deposit revenues. Revenue is recognized as services are billed to the customers.

Advertising Costs	Advertising costs are expensed as incurred.
Stock-Based Compensation

The Company has an Omnibus Stock Ownership and Long Term Incentive Plan that was approved by shareholders on May 7, 2009 (the “2009 Plan”) whereby certain stock-based rights, such as stock options, restricted stock, restricted stock units, performance units, stock appreciation rights or book value shares, were granted to eligible directors and employees. The 2009 Plan expired on May 7, 2019 but still governs the rights and obligations of the parties for grants previously made thereunder. No new awards may be made after May 7, 2019.

The Company granted 16,583 restricted stock units under the 2009 Plan at a grant date fair value of $16.34 per share during the first quarter of 2015. The Company granted 5,544 restricted stock units under the 2009 Plan at a grant date fair value of $16.91 per share during the first quarter of 2016. The Company granted 4,114 restricted stock units under the 2009 Plan at a grant date fair value of $25.00 per share during the first quarter of 2017. The Company granted 3,725 restricted stock units under the 2009 Plan at a grant date fair value of $31.43 per share during the first quarter of 2018. The Company granted 5,290 restricted stock units under the 2009 Plan at a grant date fair value of $28.43 per share during the first quarter of 2019. The number of restricted stock units granted and grant date fair values for the restricted stock units granted in 2015 through 2017 have been restated to reflect the 10% stock dividend that was paid in the fourth quarter of 2017. The Company recognizes compensation expense on the restricted stock units over the vesting period (four years from the grant date for the 2015, 2016, 2017, 2018 and 2019 grants). The amount of expense recorded each period reflects the changes in the Company’s stock price during such period. As of December 31, 2023, the Company did not have any unrecognized compensation expense related to the restricted stock unit grants under the 2009 Plan.

The Company also has an Omnibus Stock Ownership and Long Term Incentive Plan that was approved by shareholders on May 7, 2020 (the “2020 Plan”) whereby certain stock-based rights, such as stock options, restricted stock, restricted stock units, performance units, stock appreciation rights or book value shares, may be granted to eligible directors and employees. A total of 300,000 shares were reserved for possible issuance under the 2020 Plan when it was adopted. As of December 31, 2023, a total of 274,550 shares out of the initial 300,000 shares reserved remain available for future issuance under the 2020 Plan. No new awards may be made after May 7, 2030 (ten years from the 2020 Plan effective date).

The Company granted 7,635 restricted stock units under the 2020 Plan at a grant date fair value of $17.08 per share during the second quarter of 2020. The Company granted 7,060 restricted stock units under the 2020 Plan at a grant date fair value of $22.04 per share during the first quarter of 2021. The Company granted 5,385 restricted stock units under the 2020 Plan at a grant date fair value of $27.99 per share during the first quarter of 2022. The Company granted 5,370 restricted stock units under the 2020 Plan at a grant date fair value of $32.58 per share during the first quarter of 2023. The Company recognizes compensation expense on the restricted stock units over the vesting period (four years from the grant date for 2020, 2021, 2022 and 2023 grants). As of December 31, 2023, the total unrecognized compensation expense related to the restricted stock unit grants under the 2020 Plan was $287,000.

The Company recognized compensation expense for restricted stock units granted under the 2009 Plan and 2020 Plan of $187,000, $249,000 and $181,000 for the years ended December 31, 2023, 2022 and 2021, respectively.

Net Earnings Per Share

Net earnings per common share is based on the weighted average number of common shares outstanding during the period while the effects of potential common shares outstanding during the period are included in diluted earnings per common share. The average market price during the year is used to compute equivalent shares.

The reconciliations of the amounts used in the computation of both “basic earnings per common share” and “diluted earnings per common share” for the years ended December 31, 2023, 2022 and 2021 are as follows:

For the year ended December 31, 2023
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$15,546	5,424,890	$2.87
Effect of dilutive securities:
Restricted stock units - unvested	-	18,971
Shares held in deferred comp plan by deferred compensation trust		166,353
Diluted earnings per share	$15,546	5,610,214	$2.77

For the year ended December 31, 2022
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$16,123	5,480,123	$2.94
Effect of dilutive securities:
Restricted stock units - unvested	-	15,467
Shares held in deferred comp plan by deferred compensation trust		165,599
Diluted earnings per share	$16,123	5,661,189	$2.85

For the year ended December 31, 2021
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$15,133	5,576,099	$2.71
Effect of dilutive securities:
Restricted stock units - unvested	-	13,935
Shares held in deferred comp plan by deferred compensation trust		158,831
Diluted earnings per share	$15,133	5,748,865	$2.63

Recent Accounting Pronouncements

The following tables provide a summary of Accounting Standards Updates (“ASU”) issued by the Financial Accounting Standards Board (“FASB”) that the Company has recently adopted.

ASU	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2019-10: Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates

Guidance to defer the effective dates for private companies, not-for-profit organizations, and certain smaller reporting companies applying standards on current expected credit losses (CECL), leases and hedging.

		January 1, 2023	The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position but did impact disclosure requirements.
ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments—Credit Losses

Guidance that addresses issues raised by stakeholders during the implementation of ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments affect a variety of Topics in the ASC.

		January 1, 2023	The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position but did impact disclosure requirements.
ASU 2020-03: Codification Improvements to Financial Instruments

Guidance to clarify that the contractual term of a net investment in a lease, determined in accordance with the leases standard, should be the contractual term used to measure expected credit losses under ASC 326.

		January 1, 2023	The adoption of this guidance did not have a material impact on the Company’s results of operations, financial position or disclosures.
ASU 2022-02: Financial Instruments - Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures

Eliminates the guidance on troubled debt restructurings (TDRs) for creditors in ASC 310-40 and amends the guidance on “vintage disclosures” to require disclosure of current-period gross write-offs by year of origination.

		January 1, 2023	The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position but did impact disclosure requirements.

Other accounting standards that have been issued or proposed by FASB or other standards-setting bodies are not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

On January 1, 2023, the Company adopted ASC 326, which replaced the incurred loss impairment framework in prior GAAP with a current expected credit loss (“CECL”) framework, which requires an estimate of credit losses for the remaining estimated life of the financial asset using historical experience, current conditions, and reasonable and supportable forecasts and generally applies to financial assets measured at amortized cost, including loan receivables and some off-balance sheet credit exposures such as unfunded commitments to extend credit. Under CECL, financial assets measured at amortized cost are presented at the net amount expected to be collected by using an allowance for credit losses (“ACL”).

In addition, the adoption of CECL resulted in changes to the Company’s accounting for available for sale debt securities. One such change is to require credit losses to be presented as an allowance rather than as a write-down on available for sale debt securities if management does not intend to sell and does not believe that it is more likely than not, they will be required to sell.

The Company adopted ASC 326 and all related subsequent amendments thereto effective January 1, 2023 using the modified retrospective approach for all financial assets measured at amortized cost and off-balance sheet credit exposures. Adoption of ASC 326 resulted in an initial reduction to retained earnings of $838,000, net of tax, due to a $1.1 million increase in the allowance for credit losses, comprised of a $2.3 million increase in the allowance for credit losses on unfunded commitments and a $1.2 million decrease in the allowance for credit losses on loans. There was no impact to the available for sale securities portfolio or other financial instruments. Results for reporting periods beginning after January 1, 2023 are presented under ASC 326 while prior period amounts continue to be reported in accordance with previously applicable GAAP (referred to as the “Incurred Loss” methodology).

The Company adopted ASC 326 using the prospective transition approach for debt securities for which other-than-temporary impairment had been recognized prior to January 1, 2023. As of December 31, 2023, the Company did not have any credit losses on investment securities. Therefore, upon adoption of ASC 326, the Company determined that an allowance for credit losses on available for sale securities was not deemed material.

The Company elected not to measure an allowance for credit losses for accrued interest receivable and instead elected to reverse interest income on loans or securities that are placed on nonaccrual status, which is generally when the instrument is 90 days past due, or earlier if the Company believes the collection of interest is doubtful. The Company has concluded that this policy results in the timely reversal of uncollectible interest. Accrued interest receivable totaled $5.1 million at December 31, 2023.

The allowance for credit losses on loans is a valuation account that is deducted from the loans' amortized cost basis to present the net amount expected to be collected on the loans. Loans are charged off against the allowance when management believes the uncollectibility of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously charged-off and expected to be charged-off. Accrued interest receivable is excluded from the estimate of credit losses. The allowance for credit losses represents management’s estimate of lifetime credit losses inherent in loans as of December 31, 2023. The allowance for credit losses is estimated by management using relevant available information, from both internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The Company measures expected credit losses for loans on a pooled basis when similar risk characteristics exist. Two loans, totaling $432,000, were individually evaluated as of December 31, 2023. The Company has identified the following portfolio segments and calculates the allowance for credit losses for each using the  WARM methodology:

- 1-4 family residential construction loans

- Other construction loans and all land development and other land loans

- Secured by farmland (including farm residential and other improvements)

- Home equity loans

- 1-4 family residential loans secured by first liens

- 1-4 family residential loans secured by junior liens

- Secured by multifamily residential properties

- Loans secured by owner-occupied, nonfarm nonresidential properties

- Loans secured by other nonfarm nonresidential properties

- Loans to finance agricultural production and other loans to farmers

- Commercial and industrial loans

- Other revolving credit plans

- Other consumer loans

- Obligations (other than securities and leases) of states and political subdivisions in the US

- Other loans

Under the WARM methodology, lifetime losses are calculated by determining the remaining life of the loan pool and then applying a loss rate which includes a forecast component over this remaining life of the loan pool. The methodology considers historical loss experience and a loss forecast expectation to estimate credit losses for the remaining balance of the loan pool. The calculated loss rate is applied to the contractual term (adjusted for prepayments) to determine the loan pool’s current expected credit losses. The Company’s forecast component projects the next four quarters to have similar loss rates to the period between November 1, 2015 and September 30, 2019, and then with a reversion back to the long-term average over four quarters. This period is intended to reflect the environment that began when the Federal Reserve started its last series of rate hikes beginning in November of 2015, and reflects the overall loan loss rates of the Company during this time of no higher than 0.4%. This period has been extended from the prior quarter by three months, and had minor impacts on the loss rates. The Company expects to adjust these time frames for affecting the forecast periods as the rate environment changes to reflect either increasing or decreasing loan loss rates that will adjust the historical loss rates. A straight-line reversion to normalize to an expected, long-term, through-the-cycle average loss rate will be used following the forecast period of four quarters over the remaining life of the pool. This remains constant for the life of loan beyond the reasonable and supportable forecast and reversion period.

A general forecast policy was set for all pools that projects the next four quarters to have similar loss rates of selected historical periods of Federal Reserve rate policy that seem to most likely reflect the current direction of rate policy, and then with a reversion back to the long-term average over four quarters. Starting in March of 2022, the Federal Reserve has been engaged in a restrictive monetary policy. As such, a similar period of restrictive policy has been selected from recent history to serve as the basis for the forecast policy periods.

For the January 1, 2023 model, a general forecast policy was set for all pools that projects the next four quarters to have similar loss rates to the period between November 1, 2015 and December 31, 2018. During this period the Company recognized $2.1 million in net losses, and a maximum and minimum quarterly loss rate of 0.3601% and 0.1346%, respectively.

For the December 31, 2023 model, a general forecast policy was set for all pools that projects the next four quarters to have similar loss rates to the period between November 1, 2015 and September 30, 2019. During this period the Company recognized $2.4 million in net losses, and a maximum and minimum quarterly loss rate of 0.3601% and 0.1346%, respectively. The impact to the December 31, 2023 ACL estimate was a total decrease of $3.6 million from the historical loss rate starting in the second quarter of 2008. This history would include the highest loss rates experienced by the Company from 2008 to 2013. The forecast period is adjusting these peak loss rates, to rates more commensurate with more recent loss experiences.

The increase in allowance for credit losses as of December 31, 2023 of $2.3 million is composed of a provision for the establishment of unfunded commitments of $1.1 million as part of the adoption of CECL in 2023, a provision for credit losses for loans individually assessed of $432,000, and $877,000 in increases for reserves in the loan pools of 1-4 family residential construction loans, other construction loans and all land development and other land loans, 1-4 family residential secured by first liens, and loans secured by other nonfarm nonresidential properties under the construction, land development, and other land loan categories of the loans secured by real estate. The increases in reserves in these categories were caused mainly by increases in loan balances during 2023 along with increases in the qualitative reserve ratios. Increases in the qualitative reserve ratios were impacted by increases in risk factors for both concentrations of credit and interest rate risk from minor risk to moderate risk for all categories of pooled loans.

Additionally, the allowance for credit losses calculation includes subjective adjustments for qualitative risk factors that are likely to cause estimated credit losses to differ from historical experience. These qualitative adjustments may increase or reduce reserve levels and include adjustments for: local, state and national economic outlook; levels and trends of delinquencies; trends in volume, mix and size of loans; seasoning of the loan portfolio; experience of staff; concentrations of credit; and interest rate risk.

Loans that do not share risk characteristics are evaluated on an individual basis. When management determines that foreclosure is probable and the borrower is experiencing financial difficulty, the expected credit losses are based on the fair value of collateral at the reporting date adjusted for selling costs as appropriate. Two loans, totaling $432,000, were individually evaluated as of December 31, 2023.

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit issued to meet customer financing needs. The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for off-balance sheet loan commitments is represented by the contractual amount of those instruments. Such financial instruments are recorded when they are funded.

The Company records an allowance for credit losses on off-balance sheet credit exposures, unless the commitments to extend credit are unconditionally cancelable. The allowance for credit losses on off-balance sheet credit exposures is estimated by loan segment at each balance sheet date under the current expected credit loss model using the same methodologies as portfolio loans, taking into consideration the likelihood that funding will occur as well as any third-party guarantees. The allowance for unfunded commitments is included in other liabilities on the Company’s consolidated balance sheets.

Reclassification	Certain amounts in the 2022 and 2021 consolidated financial statements have been reclassified to conform to the 2023 presentation.